Transactions with non-controlling interests - Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent (Details) - Transactions between subsidiaries and shareholders - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	R$ 0	R$ 0	R$ (60)
Transfers to (from) non-controlling interests	1,028	(3,855)	(17,079)
Changes in equity attributable to controlling shareholders	0	0	0
Consideration paid or payable to non-controlling interests	0	0	2,829
Transaction costs from subsidiaries [Member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests			(60)
Transfers to (from) non-controlling interests			0
Changes in equity attributable to controlling shareholders			0
Consideration paid or payable to non-controlling interests			0
Equity transaction with non-controlling interests member [Member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		0	0
Transfers to (from) non-controlling interests		49	(20,928)
Changes in equity attributable to controlling shareholders		0	0
Consideration paid or payable to non-controlling interests		0	2,829
Equity transaction related to put options over non-controlling interest [Member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0	0
Transfers to (from) non-controlling interests	1,028	(3,904)
Changes in equity attributable to controlling shareholders	0	0
Consideration paid or payable to non-controlling interests	R$ 0	R$ 0
Non-controlling interests arising on a business combination
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests			0
Transfers to (from) non-controlling interests			3,849
Changes in equity attributable to controlling shareholders			0
Consideration paid or payable to non-controlling interests			R$ 0